Label	Element	Value
International Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000855396_SupplementTextBlock

LORD ABBETT SERIES FUND, INC.

International Core Equity Portfolio

Supplement dated September 22, 2017 to the Prospectus

and Statement of Additional Information

dated May 1, 2017, as supplemented thereafter

This supplement updates certain information contained in International Core Equity Portfolio’s (the “Fund”) prospectus and statement of additional information (“SAI”). Please review this important information carefully.

On September 19, 2017, the Board of Directors of Lord Abbett Series Fund, Inc. approved, effective on or about October 31, 2017, the following changes to the Fund’s name, benchmark index, and principal investment strategies:

Name Change

The Fund will be re-named “International Equity Portfolio,” and all references to “International Core Equity Portfolio” in the prospectus and SAI will be replaced with “International Equity Portfolio.”

Benchmark Index Change

The Fund’s benchmark index will change from the MSCI EAFE® Index to the MSCI ACWI ex USA® Index. The MSCI ACWI ex USA® Index is an independently maintained and widely published index comprised of global developed and emerging markets (excluding the United States).

Principal Investment Strategy Changes

The third sentence of the first paragraph under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in its entirety with the following:

For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of investment in each country represented in the MSCI ACWI ex USA® Index.

The fourth sentence of the second bullet of the second paragraph under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus is replaced in its entirety with the following:

The Fund may invest without limit in securities of foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries.

The third and fourth sentences of the first paragraph of information relating to the Fund under the section titled “Principal Investment Strategies” in the prospectus are replaced in their entirety with the following:

For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of investment in each country represented in the MSCI ACWI ex USA® Index, a widely used benchmark for international stock performance. The market capitalization range for the MSCI ACWI ex USA® Index as of September 19, 2017 was $502.1 million to $265.4 billion.

The second sentence of the third paragraph of information relating to the Fund under the section titled “Principal Investment Strategies” in the statutory prospectus is replaced in its entirety with the following:

The Fund may invest without limit in securities issued by foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	International Core Equity Portfolio